(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Income tax and social contribution recoverable	R$ 123,739	R$ 88,802
Other taxes recoverable	287,517	306,244
Total	811,005	900,498
Noncurrent
Income tax and social contribution recoverable	67,966	61,464
Other taxes recoverable	185,725	171,980
Total	927,440	840,192
Unconsolidated [member]
Current
Income tax and social contribution recoverable	9,441	17,051
Other taxes recoverable	8,646	46,699
Associates and subsidiaries	0	0
Escrow deposits	0	0
Advance for future capital increase	0	0
Loans and financing guarantees of subsidiaries	0	0
Others	417	243
Total	18,504	63,994
Noncurrent
Income tax and social contribution recoverable	0	0
Other taxes recoverable	0	0
Associates and subsidiaries	72,933	127,147
Escrow deposits	703	665
Advance for future capital increase	0	350,000
Loans and financing guarantees of subsidiaries	4,863	5,761
Others	1,197	1,241
Total	R$ 79,693	R$ 484,814